Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Northern Institutional Funds
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2022